Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Defined Benefit Plans Amounts Included in Consolidated Balance Sheets
4)	The amounts included in the consolidated balance sheets arising from the Group’s obligation in respect of its defined benefit plans excluding those for executive managers were as follows:

	December 31
	2023 (Retrospectively Adjusted)	2024
	NT$	NT$	US$ (Note 4)

Present value of the defined benefit obligation	$10,201,794	$10,123,897	$308,749
Fair value of the plan assets	(6,617,058)	(7,254,310)	(221,235)

Net defined benefit liabilities	3,584,736	2,869,587	87,514
Recorded under other payables	(20,281)	(18,622)	(568)
Recorded under other non-current assets	181,844	164,176	5,007

Recorded under net defined benefit liabilities	$3,746,299	$3,015,141	$91,953

Summary of Movements in Net Defined Benefit Liability (Asset)
Movements in net defined benefit liabilities were as follows:

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilities (Assets)
	NT$	NT$	NT$

Balance at January 1, 2022	$11,424,860	$(5,863,264)	$5,561,596

Service cost
Current service cost	141,458	-	141,458
Past service cost and gain on settlements	(100)	-	(100)
Net interest expense (income)	118,489	(79,441)	39,048

Recognized in profit or loss	259,847	(79,441)	180,406

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(324,510)	(324,510)
Actuarial (gain) loss
Changes in financial assumptions	(1,053,680)	-	(1,053,680)
Experience adjustments	217,658	-	217,658
Changes in demographic assumptions	(507)	-	(507)

Recognized in other comprehensive income	(836,529)	(324,510)	(1,161,039)

Contributions from the employer	-	(736,508)	(736,508)
Benefits paid from
the pension fund	(571,930)	571,930	-
the Group	(115,695)	-	(115,695)

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilities (Assets)
	NT$	NT$	NT$

Assets extinguished on settlement	$(2,920)	$-	$(2,920)
Exchange differences on foreign plans	104,364	(46,084)	58,280

Balance at December 31, 2022	10,261,997	(6,477,877)	3,784,120

Service cost
Current service cost	126,956	-	126,956
Past service cost and loss on settlements	1,194	-	1,194
Net interest expense (income)	236,102	(173,994)	62,108
Other termination benefit cost	7,822	-	7,822

Recognized in profit or loss	372,074	(173,994)	198,080

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(9,327)	(9,327)
Actuarial (gain) loss
Changes in financial assumptions	391,077	-	391,077
Experience adjustments	(309,843)	-	(309,843)
Changes in demographic assumptions	(6,476)	-	(6,476)

Recognized in other comprehensive income	74,758	(9,327)	65,431

Contributions from the employer	-	(597,870)	(597,870)
Benefits paid from
the pension fund	(615,377)	609,975	(5,402)
the Group	(79,659)	-	(79,659)
Liabilities extinguished on settlement	(2,830)	-	(2,830)
Liabilities assumed in a business combination (Note 29)	204,975	-	204,975
Exchange differences on foreign plans	(14,144)	32,035	17,891

Balance at December 31, 2023 (Retrospectively Adjusted)	10,201,794	(6,617,058)	3,584,736

Service cost
Current service cost	139,168	-	139,168
Past service cost and gain on settlements	274	-	274
Net interest expense (income)	205,562	(144,003)	61,559

Recognized in profit or loss	345,004	(144,003)	201,001

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(437,258)	(437,258)
Actuarial (gain) loss
Changes in financial assumptions	(46,189)	-	(46,189)

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilities (Assets)
	NT$	NT$	NT$

Experience adjustments	$249,911	$-	$249,911
Changes in demographic assumptions	(16,009)	-	(16,009)

Recognized in other comprehensive income	187,713	(437,258)	(249,545)

Contributions from the employer	-	(646,687)	(646,687)
Benefits paid from
the pension fund	(539,124)	539,124	-
the Group	(124,601)	-	(124,601)
Liabilities extinguished on settlement	(5,836)	566	(5,270)
Liabilities assumed in a business combination (Note 29)	158,053	-	158,053
Exchange differences on foreign plans	(99,106)	51,006	(48,100)

Balance at December 31, 2024	$10,123,897	$(7,254,310)	$2,869,587

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilities (Assets)
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at December 31, 2023 (Retrospectively Adjusted)	$311,125	$(201,801)	$109,324

Service cost
Current service cost	4,245	-	4,245
Past service cost and gain on settlements	8	-	8
Net interest expense (income)	6,269	(4,392)	1,877

Recognized in profit or loss	10,522	(4,392)	6,130

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(13,335)	(13,335)
Actuarial (gain) loss
Changes in financial assumptions	(1,409)	-	(1,409)
Experience adjustments	7,622	-	7,622
Changes in demographic assumptions	(488)	-	(488)

Recognized in other comprehensive income	5,725	(13,335)	(7,610)

Contributions from the employer	-	(19,722)	(19,722)
Benefits paid from
the pension fund	(16,442)	16,442	-
the Group	(3,800)	-	(3,800)

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilities (Assets)
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Liabilities extinguished on settlement	$(178)	$17	$(161)
Liabilities assumed in a business combination (Note 29)	4,820	-	4,820
Exchange differences on foreign plans	(3,023)	1,556	(1,467)

Balance at December 31, 2024	$308,749	$(221,235)	$87,514

Summary of Fair Value of the Plan Assets by Major Categories
5)	The fair value of the plan assets by major categories at each balance sheet date was as follows:

	December 31
	2023	2024
	NT$	NT$	US$ (Note 4)

Cash	$2,373,133	$2,394,070	$73,012
Equity instruments	2,872,293	3,305,989	100,823
Debt instruments	1,117,087	1,246,361	38,010
Others	254,545	307,890	9,390

Total	$6,617,058	$7,254,310	$221,235

Summary of Key Assumptions Used for the Actuarial Valuations
8)
The present value of the defined benefit obligation and the related current service cost and past service cost were measured using the Projected Unit Credit Method. Except the pension plans for executive managers, the key assumptions used for the actuarial valuations were as follow:

	December 31
	2023	2024

Discount rates (%)	0.16-4.91	0.81-6.50
Expected rates of salary increase (%)	1.00-4.06	1.00-5.00

Summary of Sensitivity Analysis on Defined Obligations

	December 31
	2023 (Retrospectively Adjusted)	2024
	NT$	NT$	US$ (Note 4)

Discount rate
0.5% higher	$(432,421)	$(641,795)	$(19,573)

0.5% lower	$467,308	$687,690	$20,973

Expected rates of salary increase
0.5% higher	$425,080	$646,395	$19,713

0.5% lower	$(397,988)	$(607,402)	$(18,524)

Summary of Maturity Analysis of Undiscounted Pension Benefit
9)	Maturity analysis of undiscounted pension benefit

	December 31
	2023 (Retrospectively Adjusted)	2024
	NT$	NT$	US$ (Note 4)

No later than 1 year	$699,372	$677,634	$20,666
Later than 1 year but not later than 5 years	2,814,648	2,870,872	87,553
Later than 5 years	10,045,901	9,579,301	292,141

	$13,559,921	$13,127,807	$400,360